Shareholders' Equity (Details) $ / shares in Units, € in Thousands, $ in Thousands										12 Months Ended
	Aug. 29, 2024 USD ($) shares	Aug. 29, 2024 EUR (€) shares	May 21, 2024 shares	May 06, 2024 $ / shares	Jan. 04, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Sep. 19, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Nov. 10, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2022 shares	May 24, 2024 USD ($)	Dec. 31, 2023 shares	Dec. 13, 2022 shares
Shareholders’ Equity [Line Items]
Ordinary shares			4,000						400
Share capital															20,000,000,000
Purchase of warrants							114,655
Gross proceeds (in Dollars) | $					$ 1,690		$ 1,330	$ 7,231
Deduction of issuance expense (in Dollars) | $								$ 769
Fee and issuance expenses (in Dollars) | $							$ 1,000
Shares issued						28,939
Cash (in Dollars) | $					1,420
Underwriter discount and issuance expenses (in Dollars) | $					$ 263
Bid price (in Dollars per share) | $ / shares				$ 1
Reverse split			10 for 1
Conversion amount	$ 29,000	€ 26,600
Preferred shares										1,000	1,000			0
Maturity date										Dec. 31, 2031	Dec. 31, 2031
European Investment Bank [Member]
Shareholders’ Equity [Line Items]
Remaining outstanding amount										$ 260,000	€ 250,000
Non Exchangeable Warrants [Member]
Shareholders’ Equity [Line Items]
Expire term								3 years
Purchase of warrants								160,000
Exchangeable Warrants [Member]
Shareholders’ Equity [Line Items]
Expire term								1 year
Purchase of warrants								160,000
Pree Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares							$ 11.6
Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 11.59
Common Stock [Member]
Shareholders’ Equity [Line Items]
Share capital															18,200,000,000
Shares issued												168,104,520
ADSs [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			400						40
Share capital															5,000,000
Offering shares							40,000
Purchase price of per unit (in Dollars per share) | $ / shares								$ 5
Exercise price per share (in Dollars per share) | $ / shares					$ 6.5			4.99
Purchase price (in Dollars per share) | $ / shares							$ 11.6	$ 0.01
Purchase of warrants					260,655
Shares issued					521,310
Fair value, granted (in Dollars) | $						$ 270
Reduced exercise price (in Dollars per share) | $ / shares					$ 6.5
Stockholders’ equity requirement (in Dollars) | $													$ 2,500
Conversion amount | $										$ 2,500
ADSs [Member] | Pree Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares							$ 0.01
Purchase of warrants							74,655
ADSs [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Share capital															4,550,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares	1,000	1,000
Underwritten Public Offering [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $								$ 8,000
Pre-Funded Units [Member]
Shareholders’ Equity [Line Items]
Offering shares								160,000
Number of units								120,000
Common Units [Member]
Shareholders’ Equity [Line Items]
Number of units								400,000